LEASES, Lease Costs (Details)	6 Months Ended
	Sep. 30, 2025 USD ($) Agreement	Sep. 30, 2024 USD ($)
Operating Lease [Abstract]
Number of new lease agreements added | Agreement	2
Components of Lease Costs [Abstract]
Operating lease costs | $	$ 325,960	$ 315,013
Minimum [Member]
Operating Lease [Abstract]
Lease term	2 years
Maximum [Member]
Operating Lease [Abstract]
Lease term	3 years